Subsequent events (Details Narrative) - $ / shares	Jun. 22, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Feb. 07, 2024
Subsequent Event [Line Items]
Preferred stock, shares issued		1,000,000	1,000,000	1,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued	1,000,000
Preferred stock, par value	$ 0.0001
Share redesignation description	the third amended and restated memorandum and articles of association and the rights and terms of the remaining 49,000,000 Preferred Shares will be determined by the Directors from time to time before the issuance of such shares (the “Share Redesignation”) such that after the Share Redesignation, the authorized share capital shall become USD50,000 divided into (i) 450,000,000 ordinary shares with a nominal or par value of USD0.0001 per share, (ii) 1,000,000 series A preferred shares with a nominal or par value of USD0.0001 per share and (iii) 49,000,000 preferred shares with a nominal or par value of USD0.0001 per share (the “Share Redesignation and Share Capital Changes”).
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued	1,000,000
Preferred stock, par value	$ 0.0001